Debt - Outstanding Debt (Details)	9 Months Ended
Sep. 30, 2025 USD ($)
Excluding Impact | Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 2,912,400,000,000
Contractual Weighted Avg Interest Rate	5.46%
Weighted Avg Remaining Term	4 years 3 months 18 days
Excluding Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,889,035,000,000
Contractual Weighted Avg Interest Rate	3.34%
Weighted Avg Remaining Term	4 years
Including Impact
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 6,801,435,000,000
Contractual Weighted Avg Interest Rate	3.74%
Including Impact | Fixed Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 3,889,035,000,000
Contractual Weighted Avg Interest Rate	3.34%
Designated as Hedging Instrument | Including Impact | Fixed and Hedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 5,669,035,000,000
Contractual Weighted Avg Interest Rate	3.46%
Designated as Hedging Instrument | Including Impact | Hedged Variable Rate Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,780,000,000,000
Contractual Weighted Avg Interest Rate	3.74%
Not Designated as Hedging Instrument | Including Impact | Unhedged Debt
Debt Instrument [Line Items]
Balance Outstanding (in thousands)	$ 1,132,400,000,000
Contractual Weighted Avg Interest Rate	5.46%